Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

Note 10 – Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between marketplace participants at the measurement date under current market conditions (i.e., the exit price).

We categorize our financial instruments, based on the priority of the inputs to the valuation technique, into a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded on the consolidated balance sheets are categorized based on the inputs to the valuation techniques as follows:

Level 1 – Quoted market prices in active markets for identical assets or liabilities.

Level 2 – Significant other observable inputs (e.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rate and yield curves, and market-corroborated inputs).

Level 3 – Valuation generated from model-based techniques that use inputs that are significant and unobservable in the market. These unobservable assumptions reflect estimates of inputs that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow methodologies or similar techniques, which incorporate management’s own estimates of assumptions that market participants would use in pricing the instrument or valuations that require significant management judgment or estimation.

The carrying value of our loans receivable totaled zero and $3.5 million as of December 31, 2022 and 2021, respectively, and had estimated fair values of zero and $3.5 million as of December 31, 2022 and 2021, respectively. We determined the estimated fair value of our loans receivable using a discounted cash flow model taking into account the investments liquidity, the strength of the loan collateral, quality of the credit profile of the obligor, term to maturity and the likelihood of a liquidity event, among other factors. These fair value measurements fall within Level 3 of the fair value hierarchy.

We estimated that our other financial assets and liabilities had fair values that approximated their carrying values as of December 31, 2022 and 2021.